INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and derivative assets:

	June 30, 2025	December 31, 2024 *

At fair value
Other investments	37	30
	37	30

At amortized cost
Security deposits and cash collateral	135	117
Bank deposits	2	2
Deferred consideration from sale of subsidiary	363	101
Other investments	185	172
	685	392

Total investments and derivatives	722	422
Non-current	218	65
Current	504	357
* Certain prior period comparatives have been represented to conform with the current year presentation.
Security deposits and cash collateral
Security deposits and cash collateral measured at amortized cost mainly consist of restricted bank deposits of US$27 (2024:
US$32) and restricted cash of US$87 (2024: US$63), which are mainly held at our banking operations in Pakistan and our operating companies in Ukraine.
Deferred consideration from sale of subsidiary
This includes US$363 deferred consideration for the sale of Deodar (2024: US$101 related to deferred consideration for the sale of the Company’s stake in TNS+).
Other Investments
Other investments at fair value are measured at fair value through other comprehensive income and relate to investments held in
Pakistan US$4 (2024: US$4) and Bangladesh US$33 (2024: US$26). As a result of revaluations, a US$7 gain was recorded during the period.
Other investments at amortized cost include a US$82 (2024: US$69) loan granted by VIP Kazakhstan Holding AG to minority shareholder Crowell Investments Limited, nil (2024: US$30) USD denominated local sovereign bonds held by our operating company in Ukraine with tenors of 3-6 months, US$27 (2024: US$27) investment in Pakistan sovereign bonds and US$67 (2024:
US$42) short term repo lending at our banking operations in Pakistan.
The Company holds the following debt and derivative liabilities:

	June 30, 2025	December 31, 2024

At fair value
Contingent consideration	13	—
	13	—
At amortized cost
Borrowing, of which	2,919	3,348
i) Principal amount outstanding	2,849	3,265
ii) Other Borrowings	70	83
Interest accrued	59	57
Discounts and unamortized fees	(20)	(12)
Bank loans and bonds	2,958	3,393

Lease liabilities	1,710	1,030
Other financial liabilities	232	271
	4,900	4,694

Total debt and derivatives	4,913	4,694
Non-current	3,852	3,028
Current	1,061	1,666
Other borrowings include long-term capex accounts payables of US$70 (2024: US$83).
Significant changes in financial assets and financial liabilities
There is no other significant increase in financial assets except for the one already disclosed in tables and notes above in this section, while the increase in lease liabilities resulted in higher financial liabilities during the six-month period ended June 30,
2025. Furthermore, there were no changes in risk management policies as disclosed in the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2024.
Financing activities during the six-month period ended June 30, 2025
KaR-Tel Limited Liability Partnership credit facilities
On January 29, 2025, KaR-Tel Limited Liability Partnership (“KaR-Tel”) signed a new bilateral credit facility agreement with
Forte Bank JSC of KZT22.5 billion (US$43) with a maturity of 5 years. The interest rate on this facility is National Bank of
Kazakhstan base rate plus 4%, with the interest being fixed until maturity for each tranche drawn under the facility. Kar-Tel utilized KZT12 billion (US$24) from this facility during February and March 2025.
Unanimous Support from Noteholders Voting in Consent Solicitation
On January 30, 2025, VEON announced the successful completion of a bond consent solicitation process undertaken by VEON
Holdings. Pursuant to this consent solicitation process, VEON secured approval from holders of its 2027 bonds (ISIN: Reg S:
XS2824764521/ Rule 144A: XS2824766146) to substitute VEON Holdings with VEON MidCo as the Issuer and to make certain other amendments to the terms and conditions of the Issuer’s Senior Unsecured Notes due November 25, 2027. At the January
30, 2025 meeting, 95.83% of the bonds were represented, and the proposal received unanimous support. VEON MidCo substituted VEON Holdings as the Issuer on April 8, 2025, upon completion of the demerger.
VEON Returns to Capital Markets with Successful Syndication of US$210 Term Loan
On March 27, 2025, VEON announced the successful syndication of a 24 months, US$210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including ICBC Standard Bank and leading GCC banks. The facility will bear interest at Term SOFR plus 425 bps. Following the legal demerger of VEON Holding B.V, VEON Midco B.V is the substituted borrower. The facility was fully drawn in early April 2025.
Pakistan Mobile Communication Limited bilateral credit facilities
In April 2025, PMCL signed and utilized PKR 5 billion (US$18) each from bilateral facilities from Bank Alfalah Limited and Habib
Bank Limited, totaling PKR 10 billion (US$36). Each facility has a maturity of 10 years.
In May 2025, PMCL signed and utilized PKR 32 billion (US$113) from three bilateral facilities from Askari Bank Limited, Faysal
Bank Limited and Meezan Bank Limited. Each facility has a maturity of 10 years.
Issuance of PKR Sukuk bond by PMCL
In April 2025, PMCL issued a short-term PKR sukuk bond of PKR 15 billion (US$53) having a maturity of 6 months.
Repayment of VEON Holdings 4.00% Senior Notes:
On April 9, 2025, VEON Holdings repaid its outstanding 4.00% Senior Notes amounting to US$472 at their maturity date.
Repayment of VEON Holdings 6.30% (RUB) Senior Notes:
On June 18, 2025, VEON Holdings repaid its outstanding 6.30% (RUB) Senior Notes amounting to RUB7.84 billion (US$100) at their maturity date.
Financing activities during the six-month period ended June 30, 2024
Banglalink Digital Communications Ltd. ("BDCL") syndicated credit facility
Banglalink Digital Communications Ltd. (“BDCL”) utilized remaining BDT 3 billion (US$27) under existing syndicate credit facility of BDT 8 billion (US$73) during January 2024 and February 2024
Repayment of Revolving Credit Facility ("RCF")
For the US$1,055 Revolving Credit Facility (“RCF”), US$250 of commitments maturing in March 2024 were repaid during
February 2024, and in March 2024, the remaining amounts outstanding and commitments of US$805, originally due in March
2025, were repaid in March 2024 and the RCF was cancelled.
Issuance of PKR bond by Pakistan Mobile Communication Limited
In April 2024, PMCL issued short term PKR bond of PKR 15 billion (US$52) with a maturity of six months. Coupon rate is 3 months Karachi Interbank Offered Rate (KIBOR) plus 25 bps per annum.
PMCL syndicated credit facility
In May 2024, PMCL secured a syndicated credit facility of up to PKR 75 billion (US$270) including green shoe option of PKR
15 billion with a tenure of 10 years. PMCL withdrew currently committed amount of PKR 43 billion (US$154) from this facility through drawdowns in May and June 2024 with a further PKR 22 billion (US$78) drawn in July 2024.
PMCL Bilateral credit facilities
In May 2024, PMCL utilized PKR 15 billion (US$54) from three other bilateral ten years credit facilities of PKR 5 billion (US$18)
each.
VEON Holdings B.V consent solicitations to noteholders
In April 2024, VEON launched a consent solicitation process to its noteholders, seeking their consent for certain proposals regarding its notes. The most notable proposals were to extend the deadline for the provision of audited consolidated financial statements of VEON Holdings for the years ended 2023 and 2024 on a reasonable best effort by December 31, 2024 and by
December 31, 2025, respectively, and to halt further payments of principal or interest on the notes of the relevant series that remain outstanding.
Consent was achieved on the April 2025, June 2025, and November 2027 notes and VEON Holdings subsequently issued new notes for April 2025, June 2025, and November 2027 to the noteholders (“New Notes”) who participated in the consent process.
The original notes (“Old Notes”) were exchanged for the new notes and subsequently (economically) cancelled. For the
September 2025 and September 2026 notes VEON Holdings was unable to achieve consent; however, VEON Holdings subsequently redeemed these notes in June 2024 (Refer to the Make Whole call section below).
VEON Holdings has continued and will need to continue to provide the remaining holders of Old Notes maturing in April 2025,
June 2025 and November 2027 further opportunities to convert their old notes into corresponding New April 2025, June 2025 and November 2027 notes.
As of June 30, 2024, of the New April 2025, June 2025 and November 2027 Notes US$1,551 were outstanding and there were
US$134 of remaining Old Notes subject to potential conversion to New Notes.
Following further conversions in July and August 2024, US$20 equivalent of April 2025, June 2025 and November 2027 Old
Notes exchanged for New Notes. As of August 28, 2024, the equivalent amount of New Notes outstanding is US$1,565 and the remaining Old Notes that are subject to potential conversion to New Notes is US$113.
VEON Holdings is not required to make any further principal or coupon payments under these Old Notes.
Make-whole call
In June 2024, VEON Holdings executed an early redemption of the September 2025 and September 2026 notes. These notes were fully repaid on June 18, 2024. Aggregate cash outflow including premium was RUB 5 billion (US$53).
Fair values
The carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table above within this note, with the exception of:
•'Bank loans and bonds, including interest accrued', for which fair value is equal to US$2,778 at June 30, 2025
(December 31, 2024: US$3,157); and
•'Lease liabilities', for which fair value has not been determined.
Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels.
This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the six-
month period ended June 30, 2025, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.